RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 - RELATED PARTY TRANSACTIONS

On July 1, 2021, the Company entered into a consulting agreement with a company owned by our CEO/CFO and director, Murray Fleming. The agreement provides for quarterly payments of $12,000 for a period of 12 months and thereafter renews quarterly until terminated by either party.

NOTE 9 - RELATED PARTY TRANSACTIONS

On July 1, 2021, the Company entered into a consulting agreement with a company owned by our CEO/CFO and director, Murray Fleming. The agreement provides for quarterly payments of $12,000 for a period of 12 months and thereafter renews quarterly until terminated by either party.